BlackRock Capital Appreciation V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
TransDigm Group, Inc.
(a)
............... 7,317 $ 4,767,318
Automobiles — 2.6%
Tesla, Inc.
(a)
........................ 5,257 5,664,943
Capital Markets — 4.7%
KKR & Co., Inc. ..................... 55,460 3,242,746
S&P Global, Inc. .................... 17,347 7,115,393
10,358,139
Chemicals — 2.4%
Linde plc ......................... 9,538 3,046,723
Sherwin-Williams Co. (The) ............. 8,961 2,236,845
5,283,568
Containers & Packaging — 0.5%
Ball Corp. ......................... 11,842 1,065,780
Electronic Equipment, Instruments & Components — 1.4%
Zebra Technologies Corp., Class A
(a)
....... 7,437 3,076,687
Entertainment — 1.1%
Netflix, Inc.
(a)
....................... 6,323 2,368,533
Health Care Equipment & Supplies — 2.3%
(a)
Align Technology, Inc. ................. 8,193 3,572,148
Intuitive Surgical, Inc. ................. 4,949 1,493,014
5,065,162
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc. ............... 4,762 2,428,477
Hotels, Restaurants & Leisure — 4.0%
Chipotle Mexican Grill, Inc.
(a)
............ 2,961 4,684,391
Domino's Pizza, Inc. .................. 4,861 1,978,476
Evolution AB
(b)(c)
..................... 19,845 2,018,917
8,681,784
Industrial Conglomerates — 0.9%
Roper Technologies, Inc. ............... 4,031 1,903,559
Interactive Media & Services — 9.8%
(a)
Alphabet, Inc., Class A ................ 4,215 11,723,390
Match Group, Inc. ................... 28,996 3,153,025
Meta platforms, Inc., Class A ............ 9,490 2,110,197
Snap, Inc., Class A ................... 121,492 4,372,497
21,359,109
Internet & Direct Marketing Retail — 10.4%
(a)
Amazon.com, Inc. ................... 6,112 19,924,814
Etsy, Inc. ......................... 21,899 2,721,608
22,646,422
IT Services — 7.1%
Mastercard , Inc., Class A ............... 11,029 3,941,544
MongoDB, Inc.
(a)
.................... 6,045 2,681,502
Snowflake, Inc., Class A
(a)
.............. 12,069 2,765,370
Visa, Inc., Class A
(d)
.................. 27,959 6,200,467
15,588,883
Life Sciences Tools & Services — 4.1%
10X Genomics, Inc., Class A
(a)
........... 4,646 353,421
Danaher Corp. ..................... 13,692 4,016,275
Lonza Group AG (Registered) ........... 3,131 2,268,735
Thermo Fisher Scientific, Inc. ............ 3,879 2,291,131
8,929,562
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 2.7%
EQT Corp.
(a)
....................... 49,038 $ 1,687,398
Pioneer Natural Resources Co. .......... 16,371 4,093,241
5,780,639
Personal Products — 0.5%
Olaplex Holdings, Inc.
(a)
............... 75,748 1,183,941
Pharmaceuticals — 2.3%
Eli Lilly & Co. ...................... 4,918 1,408,367
Zoetis, Inc. ........................ 19,091 3,600,372
5,008,739
Professional Services — 0.6%
TransUnion ........................ 11,921 1,231,916
Semiconductors & Semiconductor Equipment — 9.3%
Applied Materials, Inc. ................ 9,485 1,250,123
ASML Holding NV (Registered), NYRS ..... 9,009 6,017,381
Marvell Technology, Inc. ............... 72,994 5,234,400
NVIDIA Corp. ...................... 28,786 7,854,548
20,356,452
Software — 19.5%
Adobe, Inc.
(a)
....................... 7,205 3,282,742
Bill.com Holdings, Inc.
(a)
............... 8,090 1,834,731
Crowdstrike Holdings, Inc., Class A
(a)
....... 6,120 1,389,730
Intuit, Inc. ......................... 17,373 8,353,633
Microsoft Corp. ..................... 73,593 22,689,458
ServiceNow , Inc.
(a)
................... 9,112 5,074,382
42,624,676
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc. ........................ 48,484 8,465,791
Textiles, Apparel & Luxury Goods — 4.3%
LVMH Moet Hennessy Louis Vuitton SE ..... 6,021 4,297,786
NIKE, Inc., Class B
(d)
................. 37,965 5,108,570
9,406,356
Total Common Stocks — 97.7%
(Cost: $148,820,644) .............................. 213,246,436
Preferred Stocks
Media — 0.7%
Bytedance Ltd., Series E-1 (Acquired 11/11/20,
cost $1,100,015)
(e)(f)
................ 10,039 1,617,359
Total Preferred Stocks — 0.7%
(Cost: $1,100,015) ............................... 1,617,359
Total Long-Term Investments — 98.4%
(Cost: $149,920,659) .............................. 214,863,795
Short-Term Securities
(g)(h)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% .................... 1,150,371 1,150,371
SL Liquidity Series, LLC, Money Market Series,
0.42%
( i )
........................ 6,688,464 6,686,457
Total Short-Term Securities — 3.6%
(Cost: $7,835,687) ............................... 7,836,828
Total Investments — 102.0%
(Cost: $157,756,346 ) .............................. 222,700,623
Liabilities in Excess of Other Assets — (2.0)% ............. (4,321,051)
Net Assets — 100.0% ............................... $ 218,379,572

BlackRock Capital Appreciation V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,617,359, representing 0.74% of its net assets as of period end, and an original cost of $1,100,015.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 81,873 $ 1,068,498 $ — $ — $ — $ 1,150,371 1,150,371 $ 29 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 9,875,432 — (3,186,046) (4,448) 1,519 6,686,457 6,688,464 3,302
(b)
—
$ (4,448) $ 1,519 $ 7,836,828 $ 3,331 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviation
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,767,318 $ — $ — $ 4,767,318
Automobiles .......................................... 5,664,943 — — 5,664,943
Capital Markets ........................................ 10,358,139 — — 10,358,139
Chemicals ............................................ 5,283,568 — — 5,283,568
Containers & Packaging .................................. 1,065,780 — — 1,065,780
Electronic Equipment, Instruments & Components ................. 3,076,687 — — 3,076,687
Entertainment ......................................... 2,368,533 — — 2,368,533
Health Care Equipment & Supplies ........................... 5,065,162 — — 5,065,162
Health Care Providers & Services ............................ 2,428,477 — — 2,428,477
Hotels, Restaurants & Leisure .............................. 6,662,867 2,018,917 — 8,681,784
Industrial Conglomerates .................................. 1,903,559 — — 1,903,559
Interactive Media & Services ............................... 21,359,109 — — 21,359,109
Internet & Direct Marketing Retail ............................ 22,646,422 — — 22,646,422
IT Services ........................................... 15,588,883 — — 15,588,883
Life Sciences Tools & Services .............................. 6,660,827 2,268,735 — 8,929,562
Oil, Gas & Consumable Fuels ............................... 5,780,639 — — 5,780,639
Personal Products ...................................... 1,183,941 — — 1,183,941
Pharmaceuticals ....................................... 5,008,739 — — 5,008,739
Professional Services .................................... 1,231,916 — — 1,231,916
Semiconductors & Semiconductor Equipment .................... 20,356,452 — — 20,356,452
Software ............................................. 42,624,676 — — 42,624,676
Technology Hardware, Storage & Peripherals .................... 8,465,791 — — 8,465,791
Textiles, Apparel & Luxury Goods ............................ 5,108,570 4,297,786 — 9,406,356
Preferred Stocks ......................................... — — 1,617,359 1,617,359

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 1,150,371 $ — $ — $ 1,150,371
$ 205,811,369 $ 8,585,438 $ 1,617,359 $ 216,014,166
Investme nts Valued at NAV
(a)
..................................... 6,686,457
$ —
$ 222,700,623
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.